Summary of Significant Accounting Policies - Property, Plant, and Equipment (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Feb. 04, 2019
Public Utility, Property, Plant and Equipment [Line Items]
Capitalized software, net	$ 168,600	$ 7,000
Capitalized software costs, amortization	4,917	2,154	$ 2,367
Property, plant and equipment, net	4,645,011	3,778,795		$ 4,656,262
Utility plants
Generation	2,812,843	1,949,042
Distribution	1,153,086	1,081,650
Transmission	660,279	519,269
Other utility plant	350,683	174,010
Other property, plant, and equipment	5,364	4,506
Total property, plant, and equipment	4,982,255	3,728,477		5,038,241
Accumulated depreciation	(454,874)	(303,727)		(503,554)
Net property, plant, and equipment	$ 4,527,381	3,424,750		$ 4,534,687
Minimum
Estimated Useful Lives (in years)
Utility Plants, Generation	6 years
Utility Plants, Distribution	15 years
Utility Plants, Transmission	5 years
Utility Plants, Other utility plant	2 years
Other property, plant, and equipment (in years)	5 years
Maximum
Estimated Useful Lives (in years)
Utility Plants, Generation	95 years
Utility Plants, Distribution	50 years
Utility Plants, Transmission	55 years
Utility Plants, Other utility plant	45 years
Other property, plant, and equipment (in years)	45 years
Cleco Power
Public Utility, Property, Plant and Equipment [Line Items]
Capitalized software, net	$ 166,200	5,800
Capitalized software costs, amortization	4,321	1,607	$ 1,887
Utility plants
Generation	2,633,590	2,476,733
Distribution	1,593,104	1,523,885
Transmission	805,701	731,432
Other utility plant	457,062	282,954
Total property, plant, and equipment	5,489,457	5,015,004
Accumulated depreciation	(1,905,031)	(1,804,563)
Net property, plant, and equipment	$ 3,584,426	$ 3,210,441
Cleco Power | Minimum
Estimated Useful Lives (in years)
Utility Plants, Generation	10 years
Utility Plants, Distribution	15 years
Utility Plants, Transmission	5 years
Utility Plants, Other utility plant	5 years
Other property, plant, and equipment (in years)	5 years
Cleco Power | Maximum
Estimated Useful Lives (in years)
Utility Plants, Generation	95 years
Utility Plants, Distribution	50 years
Utility Plants, Transmission	55 years
Utility Plants, Other utility plant	45 years
Other property, plant, and equipment (in years)	45 years
Cleco Cajun
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, net					$ 741,200